OTHER DEBT – VEHICLE LOANS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2017	Dec. 31, 2016	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile				$ 32,796,346
Fair value of warrants							$ 0
Loss on sale of vehicle				38,740	$ 3,992
Proceeds of disposal of vehicle offset against vehicle loan				21,000
Robotic Assistance Devices LLC [Member] | Secured Debt [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile		$ 47,661	$ 47,704
Term of debt		5 years	5 years
Payment of debt interest and principal		$ 923	$ 1,019
Maturity date		Oct. 24, 2022
Outstanding balance of the loan		$ 21,907
Loss on sale of vehicle					3,257
Current portion vehicle loan					21,578	$ 21,578
Proceeds of disposal of vehicle offset against vehicle loan	$ 18,766
Remaining asset value	5,515
Reclassification of fixed assets to vehicle for disposal	$ 13,251
Long-term vehicle loan				16,944	16,944
Total vehicle loan				$ 38,522	$ 38,522